COMMITMENTS, CONTINGENCIES AND GUARANTEES	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, CONTINGENCIES AND GUARANTEES	COMMITMENTS, CONTINGENCIES AND GUARANTEES
Commitments
TC Energy and its affiliates have long-term natural gas transportation and natural gas purchase arrangements as well as other purchase obligations, all of which are transacted at market prices and in the normal course of business. Purchases under these contracts in 2019 were $236 million (2018 – $207 million; 2017 – $214 million).
Capital expenditure commitments include obligations related to the construction of growth projects and are based on the projects proceeding as planned. Changes to these projects, including cancellation, would reduce or possibly eliminate these commitments as a result of cost mitigation efforts. At December 31, 2019, TC Energy had the following capital expenditure commitments:

•
approximately $4.5 billion for its Canadian natural gas pipelines, primarily related to construction costs associated with the Coastal GasLink pipeline and NGTL System expansion projects. Upon close of the sale of a 65 per cent interest in Coastal GasLink and establishment of a secured construction credit facility, project commitments will be predominantly funded by project-level financing and equity partners. Refer to Note 8, Plant, property and equipment, for additional information

•	approximately $0.1 billion for its U.S. natural gas pipelines, primarily related to construction costs associated with Columbia Gas and ANR pipeline projects

•	approximately $0.2 billion for its Mexico natural gas pipelines, primarily related to construction of the Villa de Reyes and Tula pipeline projects

•	approximately $0.2 billion for its Liquids pipelines, primarily related to the development of Keystone XL

•	approximately $0.7 billion for its Power and Storage business, primarily related to the Company's proportionate share of commitments for Bruce Power's life extension program.
Contingencies
TC Energy is subject to laws and regulations governing environmental quality and pollution control. As at December 31, 2019, the Company had accrued approximately $39 million (2018 – $40 million) related to operating facilities, which represents the present value of the estimated future amount it expects to spend to remediate the sites. However, additional liabilities may be incurred as assessments take place and remediation efforts continue.
TC Energy and its subsidiaries are subject to various legal proceedings, arbitrations and actions arising in the normal course of business. The amounts involved in such proceedings are not reasonably estimable as the final outcome of such legal proceedings cannot be predicted with certainty. It is the opinion of management that the ultimate resolution of such proceedings and actions will not have a material impact on the Company's consolidated financial position or results of operations.
Guarantees
As part of its role as operator of the Northern Courier pipeline, TC Energy has guaranteed the financial performance of the pipeline related to delivery and terminalling of bitumen and diluent and contingent financial obligations under sub-lease agreements.
TC Energy and its partner on the Sur de Texas pipeline, IEnova, have jointly guaranteed the financial performance of the entity which owns the pipeline. Such agreements include a guarantee and a letter of credit which are primarily related to construction services and the delivery of natural gas.
TC Energy and its joint venture partner on Bruce Power, BPC Generation Infrastructure Trust, have each severally guaranteed certain contingent financial obligations of Bruce Power related to a lease agreement and contractor and supplier services.
The Company and its partners in certain other jointly-owned entities have either (i) jointly and severally, (ii) jointly, (iii) severally or (iv) exclusively guaranteed the financial performance of these entities. Such agreements include guarantees and letters of credit which are primarily related to delivery of natural gas, construction services and the payment of liabilities. For certain of these entities, any payments made by TC Energy under these guarantees in excess of its ownership interest are to be reimbursed by its partners.
The carrying value of these guarantees has been recorded in Accounts payable and other and Other long-term liabilities on the Consolidated balance sheet. Information regarding the Company’s guarantees is as follows:

		2019		2018
at December 31	Term	Potential Exposure[1]	Carrying Value	Potential Exposure[1]	Carrying Value
(millions of Canadian $)

Northern Courier pipeline	to 2055	300	27	—	—
Sur de Texas	to 2020	109	—	183	1
Bruce Power	to 2021	88	—	88	—
Other jointly-owned entities	to 2059	100	10	104	11
		597	37	375	12
1
TC Energy's share of the potential estimated current or contingent exposure.